Annual Fund Operating Expenses	0 Months Ended
	Oct. 01, 2012
(WFA Income Funds - Investor) | (Wells Fargo Total Return Bond Fund) | Investor Class
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.88%	[2]
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[3]
(WFA Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.40%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.08%	[2]
Fee Waivers	(0.48%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[4]
(WFA Income Funds - Administrator) | (Wells Fargo Total Return Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.79%	[2]
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[5]
(WFA Income Funds - Institutional) | (Wells Fargo Total Return Bond Fund) | Institutional
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.52%	[2]
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.42%	[6]
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class A
Operating Expenses:
Management Fees	0.40%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.14%	[2]
Fee Waivers	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[4]
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class B
Operating Expenses:
Management Fees	0.40%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.89%	[2]
Fee Waivers	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[4]
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class C
Operating Expenses:
Management Fees	0.40%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.89%	[2]
Fee Waivers	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[4]
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class A
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.85%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	[7]
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class B
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.60%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.58%	[7]
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class C
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.60%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.58%	[7]
(WFA Income Funds - Class R) | (Wells Fargo Total Return Bond Fund) | Class R
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.10%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.08%	[8]

[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Effective December 1, 2012, the Adviser has committed through September 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Investor Class.
[4]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Effective December 1, 2012, the Adviser has committed through September 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Administrator Class.
[6]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Effective December 1, 2012, the Adviser has committed through September 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.42% for Institutional Class.
[7]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Effective December 1, 2012, the Adviser has committed through September 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.78% for Class A, 1.53% for Class B, and 1.53% for Class C.
[8]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Effective December 1, 2012, the Adviser has committed through September 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.03% for Class R.